SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

Novus Capital Corp II Acquisition Corp Merger (“Business Combination”)

On September 8, 2021, Novus Capital Corp II (“Novus”), a special purpose acquisition company, announced that it has entered into a definitive agreement for a business combination that would result in the Company merging into Novus Capital Corp II (the “Merger”). The Merger will be accounted for as a reverse recapitalization and the Company has been determined to be the accounting acquirer.

On February 11, 2022, the Company completed its merger with Novus, where the Company merged with the subsidiary NCCII Merger Corp., with Energy Vault, Inc. surviving the merger as a wholly owned subsidiary of Novus under the new name Energy Vault Holdings, Inc.

License and Royalty Agreement

On January 29, 2022, the Company entered into a License and Royalty Agreement with Atlas Renewable LLC (ARL) pursuant to which ARL is granted an exclusive license for 7.5 years to use the licensed technology developed by the Company to construct and operate one or more gravity energy storage systems (GESS) in mainland China, Hong Kong and Macau.

Under the terms of the agreement, the Company is entitled to receive a license fees of $50.0 million and royalty payments of 5% of gross revenues earned by ARL from use of the licensed technology.